AGREEMENTS TO ACQUIRE (Details Narrative) - Share Purchase Agreement [Member] - USD ($)	Jul. 21, 2023	Mar. 19, 2023	Dec. 15, 2021
Commsa Acquisition [Member] | Juan Lemus [Member]
Business Acquisition [Line Items]
Acquisition percentage			51.00%
Consideration in cash			$ 1,000,000
Issuance of shares			5,000,000
Working capital	$ 2,000,000		$ 7,500,000
First minimum payment amount	$ 2,550,000
Lion Works [Member]
Business Acquisition [Line Items]
Acquisition percentage		51.00%
Purchase price in cash		$ 5,100,000
First minimum payment amount		2,550,000
Remaining outstanding balance		$ 2,550,000
Lion Works [Member] | Juan Lemus [Member]
Business Acquisition [Line Items]
Acquisition percentage		51.00%
Lion Works [Member] | Genesis [Member]
Business Acquisition [Line Items]
Acquisition percentage		51.00%
First minimum payment amount		$ 2,000,000
Remaining outstanding balance		$ 3,000,000
Invest additional share		5,000,000